Cover	3 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 6-K/A amends the Current Report on Form 6-K of Portage Biotech Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on July 8, 2022 (the “Original Form 6-K”). The Original Form 6-K reported the Company’s acquisition of Tarus Therapeutics, Inc. (“Tarus”). The purpose of this amendment is to disclose the required financial statements of Tarus and pro forma financial statements of the Company. Other than as set forth in this amendment, no other changes have been made to the Original Form 6-K.
Document Period End Date	Jun. 30, 2022
Current Fiscal Year End Date	--03-31
Entity File Number	001-40086
Entity Registrant Name	Portage Biotech Inc.
Entity Central Index Key	0001095435
Entity Address, Address Line One	Clarence Thomas Building
Entity Address, Address Line Two	P.O. Box 4649
Entity Address, Address Line Three	Road Town
Entity Address, City or Town	Tortola
Entity Address, Postal Zip Code	VG1110